UNITED STATES

		  SECURITIES AND EXCHANGE COMMISSION

		        Washington, D.C.  20549

			         FORM N-Q

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		          INVESTMENT COMPANIES

	    Investment Company Act file number:  811-9521

			MANAGERS AMG FUNDS
 	 (Exact name of registrant as specified in charter)

	800 Connecticut Avenue, Norwalk, Connecticut 06854
	(Address of principal executive offices)  (Zip code)


			The Managers Funds LLC
	 800 Connecticut Avenue, Norwalk, Connecticut 06854
                (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	MAY 1, 2004 - JULY 31, 2004
				(3rd Quarter End Portfolio Holdings)

Item 1.  SCHEDULE OF INVESTMENTS.
=================================


			====================
			Rorer Large-Cap Fund
			   July 31, 2004
			====================

--------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)

Security Description			Shares		Value
--------------------------------------------------------------

Common Stocks - 96.0%

Consumer Discretionary - 17.6%

Best Buy Co., Inc.			    775(2)	$  37,324
Lowe's Co., Inc.			    800(2)	   38,976
McDonald's Corp.			  1,385	           38,088
Omnicom Group Inc.	    		    500(2)  	   36,010
Time Warner Co., Inc.*			  2,295(2)    	   38,212
Viacom, Inc., Class B	   		  1,115(2)   	   37,453

	Total Consumer Discretionary	 	          226,063

Consumer Staples - 7.2%

CVS Corp.				  1,055	           44,173
Procter & Gamble Co.			    940	   	   49,021

	Total Consumer Staples				   93,194

Energy - 10.3%

ChevronTexaco Corp.			    175	           16,739
ConocoPhillips Co.			    470(2) 	   37,022
Devon Energy Corp.			    545(2)   	   37,872
Exxon Mobil Corp.			    875		   40,512

	Total Energy					  132,145

Financials - 22.8%

American International Group, Inc.	    540	           38,151
Bank of New York Co., Inc., The		  1,210	           34,763
Citigroup, Inc.				    755		   33,288
Goldman Sachs Group, Inc.		    425		   37,481
JPMorgan Chase & Co.			  1,055		   39,383
Marsh & McLennan Co., Inc.		    700(2)   	   31,066
St. Paul Travelers Companies, Inc., The	  1,030(2)  	   38,182
U.S. Bancorp				  1,455		   41,177

	Total Financials				  293,491

Health Care - 11.8%

Abbott Laboratories Co.			    970		   38,170
Johnson & Johnson Co.			    735(2)	   40,623
Pfizer, Inc.				  1,090		   34,836
Quest Diagnostics, Inc.*		    465(2)	   38,167

	Total Health Care	                          151,796

Industrials - 11.4%

General Dynamics Corp.			    360(2)	   35,575
General Electric Co.			  1,180		   39,235
Southwest Airlines Co.			  1,600(2)	   23,152



			====================
			Rorer Large-Cap Fund
			   July 31, 2004
			====================



--------------------------------------------------------------
Schedule of Portfolio Investments (continued)

Security Description			Shares		Value
--------------------------------------------------------------

Industrials (continued)

United Technologies Corp.		   520	          48,620

	Total Industrials				 146,582

Information Technology - 14.9%

Cisco Systems, Inc.*			 1,070(2)  	  22,320
Fiserv, Inc.*				   655		  22,440
Hewlett-Packard Co.			 2,490(2) 	  50,174
Intel Corp.				 1,210		  29,500
International Business Machines Corp.	   405	          35,263
Lucent Technologies Inc.*		10,335(2)	  31,522

	Total Information Technology	                 191,219

Total Common Stocks
	(cost $1,164,639)	 		       1,234,490

Other Investment Companies - 44.6%
Bank of New York Institutional Cash
 Reserves Fund, 1.32%(1,3)	       479,018		 479,018
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 1.19%(1)	94,373		  94,373

Total Other Investment Companies
	(cost $573,391)				 	 573,391

Total Investments - 140.6%
	(cost $1,738,030)			       1,807,881

Other Assets, less Liabilities - (40.6)%	        (522,232)

Net Assets - 100.0%				      $1,285,649




			====================
			 Rorer Mid-Cap Fund
			   July 31, 2004
			====================

--------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)

Security Description			Shares		Value
--------------------------------------------------------------

Common Stocks - 91.0%

Consumer Discretionary - 13.4%

Liz Claiborne, Inc.			  4,740		$171,541
Priceline.com, Inc.*			  3,600(2)	  85,248
Staples, Inc.*				  5,905		 170,536
Williams-Sonoma, Inc.*			  6,300(2) 	 204,687

	Total Consumer Discretionary			 632,012

Consumer Staples - 9.3%

BJ's Wholesale Club, Inc.*		  8,195		 191,025
Estee Lauder Co., Class A		  3,450		 151,455
Rite Aid Corp.*			         19,375(2)	  95,131

	Total Consumer Staples				 437,611

Energy - 9.5%

Devon Energy Corp.			  3,075		 213,682
Newfield Exploration Co.*		  4,005		 236,575

	Total Energy					 450,257
Financials - 19.0%

AON Corp.				  6,610(2) 	 174,768
Bear Stearns Co., Inc., The		  2,220(2)	 185,192
E*Trade Group, Inc.*			 16,305	 	 180,496
Loews Corp.				  3,320		 188,012
Mercury General Corp.			  3,615(2)	 170,375

	Total Financials				 898,843

Health Care - 17.4%

Andrx Corp.*				  6,895		 178,856
Caremark Rx, Inc.*			  6,820	 	 208,010
Health Management Associates, Inc.	  8,085(2)	 162,185
Quest Diagnostics, Inc.*		  2,310(2)	 189,605
Tenet Healthcare Corp.*	   		  7,585		  84,800

	Total Health Care				 823,456

Industrials - 4.4%

Norfolk Southern Corp.			  7,865	 	 209,917

	Total Industrials				 209,917

Information Technology - 14.0%

CheckFree Corp.*			  6,235(2)	 187,299
Fiserv, Inc.*	`			  5,065		 173,527
Linear Technology Corp.			  4,495(2)	 175,755
Tellabs, Inc.*				 14,300(2)	 127,413




			====================
			 Rorer Mid-Cap Fund
			   July 31, 2004
			====================

--------------------------------------------------------------
Schedule of Portfolio Investments (continued)

Security Description			Shares		Value
--------------------------------------------------------------


	Total Information Technology			 663,994


Utilities - 4.0%

Constellation Energy Group		  4,915		 189,473

	Total Utilities					 189,473
Total Common Stocks
	(cost $4,350,717)			       4,305,565

Other Investment Companies - 33.4%
Bank of New York Institutional
 Cash Reserves Fund, 1.32%(1,3)	      1,011,037	       1,011,037
JPMorgan Prime Money Market,
 Institutional Class Shares, 1.19%(1)	568,163		 568,163
Total Other Investment Companies
	(cost $1,579,200)			       1,579,200

Total Investments - 124.4%
	(cost $5,929,916)			       5,884,765

Other Assets, less Liabilities - (24.4)%	      (1,158,023)

Net Assets - 100.0%				      $4,726,742




			=============================
			 Essex Aggressive Growth Fund
			        July 31, 2004
			=============================

--------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)

Security Description			Shares		Value
--------------------------------------------------------------

Common Stocks - 93.8%

Consumer Discretionary - 13.9%

Blue Nile, Inc.                         19,700(2)	  $554,555
Cache, Inc.*				38,850		   603,729
eBay, Inc.*				17,600		 1,378,608
Getty Images, Inc.*			23,200		 1,267,184
GTECH Holdings Corp.			16,200		   686,394
J. Jill Group, Inc., The*		34,900(2)	   648,093
NTL, Inc.*				11,900		   620,228
Red Robin Gourmet Burgers, Inc.*	39,600		 1,350,360
XM Satellite Radio Holdings, Inc.*	65,500(2)	 1,728,545

	Total Consumer Discretionary			 8,837,696

Energy - 12.6%

Apache Corp.				18,460		   858,944
BJ Services Co.*			34,500		 1,713,270
Nabors Industries, Ltd.*		19,200		   892,800
Patterson-UTI Energy, Inc.*		98,000		 1,786,540
Schlumberger, Ltd.			30,200		 1,942,464
Smith International, Inc.*		14,200		   827,576

	Total Energy					 8,021,594

Financials - 4.0%

American International Group, Inc.	10,200		   720,630
Goldman Sachs Group, Inc.		 7,700		   679,063
Harris & Harris Group, Inc.*	       114,300(2)	 1,167,003

	Total Financials				 2,566,696

Health Care - 19.3%

Allergan, Inc.			        10,600		   801,784
Ariad Pharmaceuticals, Inc.*		64,500(2)	   356,040
CV Therapeutics, Inc.*			45,300(2)	   606,567
Forest Laboratories, Inc.*		37,900		 1,905,991
Gilead Sciences, Inc.*			14,600		   943,744
I-Flow Corp.*				48,700(2) 	   622,386
Martek Biosciences Corp.*		27,100(2)	 1,282,372
NeoPharm, Inc.*				58,800(2)	   370,440
Protein Design Labs, Inc.*		51,700		   837,540
Resmed, Inc.*				49,400(2)	 2,420,600
Teva Pharmaceutical Industries, Ltd.,
 Sponsored ADR				71,200(2)	 2,107,520

	Total Health Care				12,254,984



			=============================
			 Essex Aggressive Growth Fund
			        July 31, 2004
			=============================

--------------------------------------------------------------
Schedule of Portfolio Investments (continued)

Security Description			Shares		Value
--------------------------------------------------------------

Industrials - 16.2%

CoStar Group, Inc.*			59,780		 2,537,661
Cummins, Inc.				29,100(2)	 2,020,413
FedEx Corp.				16,700		 1,367,396
Intersections, Inc.*			46,400		   678,368
J.B. Hunt Transport Services, Inc.*	28,000		 1,075,480
Marten Transport, Ltd.*			47,605		   935,438
Old Dominion Freight Line, Inc.*	29,850(2)	   866,247
Wabash National Corp.*			28,500		   823,080

	Total Industrials				10,304,083

Information Technology - 27.8%

aQuantive, Inc.*			72,800(2)	   621,712
Ask Jeeves, Inc.*			44,500		 1,294,060
AudiocCodes, Ltd.                      131,800		 1,397,080
Blue Coat Systems, Inc.*		25,400(2)	   470,154
Dot Hill Systems Corp.*			38,650		   320,795
FLIR Systems, Inc.*			33,600(2)	 2,137,968
Hyperion Solutions Corp.*	  	33,800(2)	 1,386,476
MICROS Systems, Inc.*			21,700(2) 	 1,055,054
Microsoft Corp.				30,200		   859,492
Novell, Inc.*			       184,000(2)	 1,258,560
Quest Software, Inc.*		       126,200(2) 	 1,521,972
Red Hat, Inc.*			       103,700(2)	 1,775,344
SupportSoft, Inc.*			72,300(2)	   636,963
TIBCO Software, Inc.*			93,200(2)	   658,924
Yahoo!, Inc.*				72,800(2)	 2,242,240

	Total Information Technology			17,636,794

Total Common Stocks
	(cost $54,831,528)				59,621,847

Other Investment Companies - 33.0%
Bank of New York Institutional Cash
 Reserves Fund, 1.32%(1,3)	    17,005,023		17,005,623
JPMorgan Prime Money Market Fund,
 Institutional Class
 Shares, 1.19%(1)		     3,982,076	         3,982,076

Total Other Investment Companies
	(cost $20,987,699)				20,987,699

Total Investments - 126.8%
	(cost $75,819,227)				80,609,546

Other Assets, less Liabilities - (26.8)%	       (17,038,371)

Net Assets - 100.0%				       $63,571,175



			=============================
			 Essex Large Cap Growth Fund
			        July 31, 2004
			=============================

--------------------------------------------------------------
Schedule of Portfolio Investments (unaudited)

Security Description			Shares		Value
--------------------------------------------------------------
Common Stocks - 91.6%

Consumer Discretionary - 10.1%

Bed Bath & Beyond, Inc.*		  7,325		  $259,232
Best Buy Co., Inc.			  3,800		   183,008
eBay, Inc.*				  2,175		   170,368
The Walt Disney Co.			 10,450		   241,290
TJX Cos., Inc.				  5,675		   133,192

	Total Consumer Discretionary			   987,090

Consumer Staples - 10.1%

Coca-Cola Co., The			  4,250		   186,405
Colgate-Palmolive Co.                     4,525		   240,730
Wal-Mart Stores, Inc.			  6,480	           343,505
Wm. Wrigley Jr. Co.			  3,550		   214,420

	Total Consumer Staples				   985,060

Energy - 11.1%

Anadarko Petroleum Corp.		  3,075		   183,854
Apache Corp.				  3,800		   176,814
BJ Services Co.*			  5,200		   258,232
Nabors Industries, Ltd.*		  2,050		    95,325
Schlumberger, Ltd.			  5,725		   368,232

	Total Energy					 1,082,457

Financials - 8.9%

American International Group, Inc.	  2,675	           188,989
Citigroup, Inc.				  5,250		   231,472
Goldman Sachs Group, Inc.		  1,950		   171,970
Merrill Lynch & Co., Inc.		  3,425	           170,291
Wells Fargo & Co.			  1,750	           100,468

	Total Financials				   863,190

Health Care - 18.2%

Caremark Rx, Inc.*			  3,000		    91,500
Forest Laboratories, Inc.*		  6,075		   305,512
Genentech, Inc.*			  4,750		   231,230
Gilead Sciences, Inc.*			  1,625		   105,040
Martek Biosciences Corp.*		  1,575		    74,529
Medtronic, Inc.				  4,150		   206,131
Novartis AG				  4,475		   199,853
Resmed, Inc.*				  5,475		   268,275
Teva Pharmaceutical Industries, Ltd.,
 Sponsored ADR				  9,700		   287,120

	Total Health Care				 1,769,190



			=============================
			 Essex Large Cap Growth Fund
			        July 31, 2004
			=============================

--------------------------------------------------------------
Schedule of Portfolio Investments (continued)

Security Description			Shares		Value
--------------------------------------------------------------

Industrials - 12.9%

3M Co.					  2,425		   199,723
Apollo Group Inc.*			  1,050		    87,727
Cummins, Inc.				  3,900		   270,777
FedEx Corp.				  4,050		   331,614
J.B. Hunt Transport Services, Inc.*	  4,150		   159,402
United Parcel Service, Inc., Class B	  2,975   	   214,081

	Total Industrials				 1,263,324

Information Technology - 20.3%

Cisco Systems, Inc.*			 11,100		   231,546
Dell, Inc.*				  6,950	           246,517
EMC Corp.*				 18,650		   204,591
Intel Corp.				 10,575		   257,818
Lexmark International, Inc.*		  2,250		   199,125
Maxim Integrated Products, Inc.		  4,150		   199,615
Microsoft Corp.				 11,100		   315,906
Novell, Inc.*				 19,650		   134,406
Yahoo!, Inc.*				  6,200	   	   190,960

	Total Information Technology			 1,980,484

Total Common Stocks
	(cost $8,973,087)				 8,930,795

Other Investment Company - 8.6%

JPMorgan Prime Money Market Fund, Institutional
 Class Shares, 1,19%(1)			837,350	  	   837,350
	(cost $837,350)

Total Investments - 100.2%
	(cost $9,810,437)				 9,768,145

Other Assets, less Liabilities - -0.2%			   (21,128)

Net Assets - 100.0%					$9,747,017




Notes to Schedules of Portfolio Investments
===========================================

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.


At July 31, 2004, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:




	Fund			  Cost		Appreciation	Depreciation 	      Net
	----			  ----		------------	------------	      ---

	Rorer Large-Cap           $ 1,740,881	$  110,226	$     (43,227)	   $    66,999
	Rorer Mid-Cap		    5,930,709	   108,654	     (154,598)	       (45,944)
	Essex Aggressive Growth    75,839,185	 9,697,878	   (4,927,517)	     4,770,361
	Essex Large Cap		    9,811,677	   389,451	     (432,983)	       (43,532)



At July 31, 2004 the Funds held no securities exempt from registration under Rule 144A of the Securities Act of 1933.


* Non-income-producing security


(1)Yield shown for each investment company represents its July 31, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(2)Some or all of these shares were out on loan to various brokers as of July 31, 2004, amounting to:


	Fund		    Market Value	 % of Net Asset
	----		    ------------	 --------------

	Rorer Large-Cap	    $	465,057	              36.2%
	Rorer Mid-Cap		976,117	              20.7%
	Essex Aggressive
         Growth		     16,558,508	              26.0%



(3)Collateral received from brokers for securities lending was invested in these short-term investments.


Investments Definitions and Abbreviations:
------------------------------------------
ADR/GDR:	ADR after the name of a holding stands for American
                Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Item 2.  CONTROLS AND PROCEDURES.
=================================

(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's
	Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Item 3.  EXHIBITS.
==================

(a)	Certifications for each principal executive officer and
principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

			SIGNATURES
			==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MANAGERS AMG FUNDS
==================


By: 	/s/ Peter M. Lebovitz
	---------------------
	Peter M. Lebovitz, President

Date	September 9, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: 	/s/ Peter M. Lebovitz
	---------------------
	Peter M. Lebovitz, President

Date	September 9, 2004



By:	/s/ Galan G. Daukas
	-------------------
	Galan G. Daukas, Chief Financial Officer

Date	September 9, 2004